Share-based compensation arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities
Share options’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022		2023		2024
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	USD		USD		USD
Outstanding as of January 1	0.6	53,564,010	0.9	103,897,771	0.9	109,142,239
Granted	1.2	57,443,348	1.2	10,834,516	2.7	16,276,585
Expired	0.5	(1,062,550)	0.6	(935,335)	0.8	(643,187)
Forfeited	0.7	(6,047,037)	0.9	(4,654,713)	1.2	(2,923,088)

Outstanding as of December 31	0.9	103,897,771	0.9	109,142,239	1.2	121,852,549

Exercisable as of December 31		—		—	1.2	84,685,936

Summary of fair value of share options	The key assumptions used in determining the fair value of share options were as follows:

	For the year ended December 31,
	2022	2023	2024
Fair value of the Company’s ordinary shares	USD2.68-USD3.42 per share	USD3.46 per share	USD3.47-USD4.82 per share
Expected volatility	51.2%-56.2%	52.0%	52.0%-52.3%
Exercise multiple	2.2x	2.2x-2.8x	2.2x-2.8x
Expected dividends	0%	0%	0%
Risk-free interest rate (per annum)	2.8%-4.1%	4.05%	4.0%-4.51%
Expected term	10 years	10 years	10 years

2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities
Restricted share units’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022 Number of restricted share units	2023 Number of restricted share units	2024 Number of restricted share units
Outstanding as of January 1	194,569,490	194,569,490	194,035,796
Granted	—	—	20,281,568
Forfeited	—	(533,694)	(470,649)
Vested	—	—	(207,065,147)

Outstanding as of December 31	194,569,490	194,035,796	6,781,568